UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burren Capital Advisors Limited
Address: Leisure Island Business Centre
         Ocean Village
         , Gibraltar

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patrick Sullivan
Title:     COO & CCO
Phone:     +350 2006 8880

Signature, Place, and Date of Signing:

 /s/ Patrick Sullivan     Ocean Village, Gibraltar     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $64,040 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARIBA INC                      COM NEW          04033V203    23149   516716 SH
FSI INTL INC                   COM              302633102     5999   970000 SH
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309     4976   115000 SH
NEXEN INC                      COM              65334H102    12670   500000 SH
NEXEN INC                      PUT              65334H952      675   500000 SH
PAR PHARMACEUTICAL COS INC     COM              69888P106     8996   180000 SH
QUEST SOFTWARE INC             COM              74834T103     5964   213000 SH
TPC GROUP INC                  COM              89236Y104     1611    39473 SH